Financing Expenses, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Finance Expenses (Income) [Abstract]
Linkage and exchange rate differences, net				₪ (19)
Income on bank deposits, investments and others	(6)		(8)	(20)
Change in fair value of financial assets measured at fair value through profit or loss	(27)		(7)	(29)
Income in respect of credit in sales, net of discount commission	(30)		(35)	(42)
Other financing income	(31)		(25)	(23)
Total financing income	(94)	[1]	(75)	(133)
Interest expenses on financial liabilities	514		503	924
Linkage and exchange rate differences, net	65		49	38
Change in contingent consideration in a business combination	43		(14)	55
Change in fair value of financial assets measured at fair value through profit or loss			43	24
Financing expenses for employee benefits, net	9		35	15
Reduction of the provision for assessor interest expenses	26
Other financing expenses	7		36	52
Total financing expenses	664	[1]	652	1,108
Financing expenses, net	₪ 570		₪ 577	₪ 975

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1